THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
EQUITIES (57.8%)
COMMON STOCK (57.1%)
FOREIGN COMMON STOCK (10.3%)
AUSTRALIA (0.2%)
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)(a).....................................        26,100   $     242,334
CSR Ltd. (Building Materials)(a).................        37,700         127,733
Fosters Brewing Group Ltd. (Food, Beverages &
  Tobacco)(a)....................................        27,000          51,369
Mayne Nickless Ltd. (Commercial Services)(a).....        14,000          73,979
Southcorp Ltd. (Food, Beverages & Tobacco)(a)....        25,700          85,066
Westpac Banking Corporation Ltd. (Banking)(a)....        23,545         150,588
WMC Ltd. (Metals & Mining)(a)....................        49,800         173,597
                                                                  -------------
                                                                        904,666
                                                                  -------------

BELGIUM (0.1%)
Algemene Maatschappij voor Nijverheidskredit NV
  (Financial Services)(a)........................         2,700         136,276
Arbed SA (Metals & Mining)(a)....................           700          76,518
Groupe Bruxelles Lambert SA (Multi -
  Industry)(a)...................................           320          46,294
PetroFina SA (Oil-Production)(a).................           190          70,128
                                                                  -------------
                                                                        329,216
                                                                  -------------

FINLAND (0.0%)*
UPM-Kymmene OYJ (Forest Products & Paper)(a).....         4,600          92,076
                                                                  -------------

FRANCE (0.9%)
AXA-UAP (Insurance)(a)...........................         1,630         126,182
Carrefour Supermarche SA (Retail)(a).............           256         133,620
Colas SA (Building Materials)(a).................           710         102,088
Compagnie de Saint Gobain SA (Building
  Materials)(a)..................................           862         122,511
Compagnie Financiere de Paribas (Financial
  Services)......................................         1,320         114,757
Compagnie Generale des Eaux (Utilities)(a).......         3,902         544,840

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FRANCE (CONTINUED)
Elf Aquitaine SA (Oil-Services)(a)...............         2,610   $     303,697
Eridania Beghin-Say SA (Food, Beverages &
  Tobacco)(a)....................................           797         124,667
France Telecom SA (Telecommunication
  Services)(a)+..................................         4,380         158,939
L'Air Liquide SA (Chemicals)(a)..................         1,050         164,415
Lagardere S.C.A. (Multi - Industry)(a)...........         4,079         134,930
PSA Peugeot Citroen (Automotive)(a)..............           745          93,994
Sanofi SA (Pharmaceuticals)(a)...................         2,537         282,551
SEITA (Food, Beverages & Tobacco)(a).............         3,760         135,003
SGS Thomson Microelectronics NV
  (Electronics)(a)+..............................         2,649         164,025
Thomson CSF (Electronics)(a).....................         4,800         151,360
Total SA - B Shares (Oil-Services)(a)............         1,844         200,773
Union des Assurances Federales (Insurance)(a)....           940         123,440
Usinor SA (Metals & Mining)(a)...................         7,141         103,153
                                                                  -------------
                                                                      3,284,945
                                                                  -------------

GERMANY (0.9%)
Bayer AG (Chemicals)(a)..........................         5,690         212,658
Bilfinger & Berger Bau AG (Construction &
  Housing)(a)....................................         2,300          71,378
Continental AG (Automotive)(a)...................        10,810         238,680
Deutsche Bank AG (Banking)(a)....................         5,150         363,757
Deutsche Pfandbrief-und Hypothekenbank AG
  (Banking)(a)...................................           210          12,450
Douglas Holding AG (Retail)(a)...................         1,400          42,279
Dresdner Bank AG (Banking)(a)....................         3,680         169,874
Hannover Rueckversicherungs AG (Insurance)(a)....         3,046         284,603
Henkel KGAA (Chemicals)(a).......................         2,180         122,455
Lufthansa AG (Airlines)(a).......................        10,500         201,469
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(a).................................         1,391         524,514
SAP AG (Computer Software)(a)....................           630         191,483
Schering AG (Pharmaceuticals)(a).................         1,000          96,494
SGL Carbon AG (Chemicals)(a).....................           800         103,223

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
Siemens AG (Electrical Equipment)(a).............         6,440   $     381,448
SKW Trostberg AG (Chemicals)(a)..................         2,200          69,865
VEBA AG (Utilities)(a)...........................         7,730         526,642
                                                                  -------------
                                                                      3,613,272
                                                                  -------------

HONG KONG (0.2%)
Bank of East Asia Ltd. (Banking)(a)..............           160             375
Dickson Concepts International Ltd. (Wholesale &
  International Trade)(a)........................        36,500          53,231
Hong Kong & China Gas Co. Ltd. (Natural
  Gas)(a)........................................        59,000         114,219
Hong Kong Electric Holdings Ltd. (Electric)(a)...        22,500          85,519
HSBC Holdings PLC (Banking)(a)...................         2,800          69,022
Hutchison Whampoa Ltd.
  (Multi - Industry)(a)..........................        16,000         100,358
New World Development Co. Ltd. (Real
  Estate)(a).....................................        24,000          83,012
Sun Hung Kai Properties Ltd. (Real Estate)(a)....        19,000         132,417
Swire Pacific Ltd. - A Shares (Multi -
  Industry)(a)...................................         9,000          49,366
                                                                  -------------
                                                                        687,519
                                                                  -------------

IRELAND (0.1%)
Allied Irish Banks PLC (Banking)(a)..............        18,700         181,245
CRH PLC (Building Materials)(a)..................         4,800          56,238
Greencore Group PLC (Food, Beverages &
  Tobacco)(a)....................................         9,000          42,332
Irish Life PLC (Insurance)(a)....................         9,000          51,697
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(a)......................................        49,500         139,697
                                                                  -------------
                                                                        471,209
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

ITALY (0.5%)
Edison SPA (Utilities)(a)........................        17,000   $     102,885
ENI SPA (Oil-Services)(a)........................        72,400         410,732
Istituto Bancario San Paolo di Torino
  (Banking)(a)...................................        23,000         219,853
Istituto Mobiliare Italiano SPA (Financial
  Services)(a)...................................        20,087         238,590
Istituto Nazionale Delle Assicurazioni
  (Insurance)(a).................................       223,000         452,181
Mediolanum SPA (Financial Services)(a)...........         4,400          82,873
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco)(a)....................................        95,000         135,945
Telecom Italia SPA - RNC (Telecommunication
  Services)(a)...................................        54,600         240,883
                                                                  -------------
                                                                      1,883,942
                                                                  -------------

JAPAN (2.4%)
Bridgestone Corp. (Chemicals)(a).................        18,000         391,783
Canon Inc. (Electronics)(a)......................         7,000         163,666
Daiwa Danchi Co. Ltd. (Real Estate)(a)+..........         6,000           8,860
DDI Corp. (Telecommunications)(a)................            28          74,296
East Japan Railway Co. (Railroads)(a)............            31         140,431
Ebara Corp. (Machinery)(a).......................        16,000         169,819
Fanuc Ltd. (Machinery)(a)........................         7,000         265,957
Fuji Photo Film Co. Ltd. (Electronics)(a)........         9,000         346,098
Fujitsu Ltd. (Computer Systems)(a)...............        42,000         452,234
Hitachi Ltd. (Electrical Equipment)(a)...........        27,000         193,123
Ishihara Sangyo Kaisha Ltd. (Chemicals)(a)+......        19,000          21,189
Ito - Yokado Co. Ltd. (Retail)(a)................         6,000         306,873
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(a)....................................            21         149,560
Marubeni Corp. (Multi - Industry)(a).............        17,000          29,941
Mitsubishi Corp. (Wholesale & International
  Trade)(a)......................................        21,000         166,358
Mitsubishi Estate Co. Ltd. (Real Estate)(a)......        34,000         371,324

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Mitsubishi Rayon Co. Ltd. (Textiles)(a)..........        43,000   $     105,829
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(a).....................................        25,000         100,753
Mitsui Trust & Banking Co. Ltd. (Banking)(a).....        21,000          40,863
Mizuno Corp. (Retail)(a).........................         9,000          27,342
Nippon Steel Corp. (Metals & Mining)(a)..........        79,000         117,266
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(a)........................            54         465,155
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(a)....................................        20,000          63,067
Nissan Motor Co. Ltd. (Automotive)(a)............        35,000         145,361
Nissei Sangyo Co. Ltd. (Electrical
  Equipment)(a)..................................        11,000          90,524
Nomura Securities Co. Ltd. (Financial
  Services)(a)...................................        16,000         214,119
Ricoh Co. Ltd. (Electrical Equipment)(a).........        22,000         274,109
Rohm Co. Ltd. (Electrical Equipment)(a)..........         1,000         102,291
San-In Godo Bank Ltd. (Banking)(a)...............         8,000          47,992
Secom Co. Ltd. (Electronics)(a)..................         3,000         192,430
Sekisui Chemical Co. Ltd. (Chemicals)(a).........        15,000          76,488
Shin-Etsu Chemical Co. Ltd. (Chemicals)(a).......        10,000         191,507
Shohkoh Fund & Co. Ltd. (Financial
  Services)(a)...................................           100          30,610
Sony Corp. (Electronics)(a)......................         4,900         437,160
Sumitomo Forestry Co. Ltd. (Forest Products &
  Paper)(a)......................................        15,000          73,719
Takeda Chemical Industries Ltd. (Chemicals)(a)...        20,000         572,215
TDK Corp. (Electronics)(a).......................         3,000         227,040
The Bank of Tokyo - Mitsubishi Ltd.
  (Banking)(a)...................................        28,000         387,629
The Kagawa Bank Ltd. (Banking)(a)................         3,000          14,767
Toda Construction Co. (Building Materials)(a)....        20,000          54,607
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Toho Bank Ltd. (Banking)(a)......................        22,000   $      87,986
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)(a).................................         7,000          79,679
Tokyo Electric Power Co., Inc. (Electric)(a).....         6,500         118,981
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(a).....................................        12,000          40,701
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)(a).................................        16,000         209,197
Tostem Corp. (Construction & Housing)(a).........        18,000         193,815
Toyota Motor Corp. Ltd. (Automotive)(a)..........        28,000         805,408
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)...........................        15,000         323,025
York - Benimaru Co. Ltd. (Retail)(a).............         3,000          36,225
                                                                  -------------
                                                                      9,199,372
                                                                  -------------

MALAYSIA (0.0%)*
Commerce Asset-Holding Berhad (Banking)(a).......           787             376
Gamuda Berhad (Construction & Housing)(a)........        30,000          16,648
                                                                  -------------
                                                                         17,024
                                                                  -------------

NETHERLANDS (1.3%)
Aegon NV (Insurance)(a)..........................           726          64,641
ING Groep NV (Financial Services)(a).............         2,498         105,232
Philips Electronics NV (Electronics)(a)..........         1,796         107,730
Royal Dutch Petroleum Co. (Oil-Services)(a)......        13,240         726,910
Royal Dutch Petroleum Co. (ADR) (Oil-Services)...        38,200       2,069,962
Unilever NV (Food, Beverages & Tobacco)(a).......         2,760         170,183
Unilever NV (ADR) (Food, Beverages & Tobacco)....        29,600       1,848,150
                                                                  -------------
                                                                      5,092,808
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NEW ZEALAND (0.2%)
Brierley Investments Ltd. (Financial
  Services)(a)...................................        96,000   $      68,564
Carter Holt Harvey Ltd. (Forest Products &
  Paper)(a)......................................        40,100          61,936
Fletcher Challenge Building Division Ltd.
  (Building Materials)(a)........................        32,300          66,018
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(a)...........................        44,300          57,877
Lion Nathan Ltd. (Food, Beverages &
  Tobacco)(a)....................................        44,100          98,842
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(a)........................        56,500         273,938
                                                                  -------------
                                                                        627,175
                                                                  -------------

NORWAY (0.1%)
Kvaerner ASA - Series B (Capital Goods)(a).......         2,100          97,705
Norsk Hydro ASA (Oil-Services)(a)................         4,000         195,057
Nycomed Amersham PLC (Biotechnology)(a)+.........         3,068         111,530
Orkla ASA (Multi - Industry)(a)..................           900          70,074
                                                                  -------------
                                                                        474,366
                                                                  -------------

SINGAPORE (0.2%)
City Developments Ltd. (Real Estate)(a)..........        14,000          64,809
Osprey Maritime Ltd. (Transport & Services)(a)...        61,000          48,874
Sembawang Marine & Logistics Ltd. (Transport &
  Services)(a)...................................        22,000          32,381
Singapore Airlines Ltd. (Airlines)(a)............        35,000         228,495
Singapore Press Holdings Ltd. (Entertainment,
  Leisure & Media)(a)............................         5,000          62,613
United Overseas Bank Ltd. (Banking)(a)...........        40,000         221,966
                                                                  -------------
                                                                        659,138
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

SPAIN (0.3%)
Acerinox SA (Metals & Mining)(a).................           270   $      40,053
Banco Bilbao Vizcaya SA (Banking)(a).............         8,660         280,115
Hidroelectrica del Cantabrico SA (Electric)(a)...         2,000          87,655
Iberdrola SA (Electric)(a).......................        40,300         530,140
Repsol SA (Gas Exploration)(a)...................         3,500         149,263
Vallehermoso SA (Real Estate)(a).................         1,421          43,539
                                                                  -------------
                                                                      1,130,765
                                                                  -------------

SWEDEN (0.1%)
Autoliv, Inc. (SDR) (Automotive Supplies)(a).....         5,500         179,189
Incentive AB - B Shares (Pharmaceuticals)(a).....         1,685         152,267
Skandia Forsakrings AB (Insurance)(a)............         4,837         228,305
                                                                  -------------
                                                                        559,761
                                                                  -------------

SWITZERLAND (0.6%)
ABB AG (Machinery)(a)............................           120         150,972
Holderbank Financiere Glarus AG - B Shares
  (Building Materials)(a)........................           145         118,501
Liechtenstein Global Trust AG (Banking)(a).......            80          49,638
Nestle SA (Food, Beverages & Tobacco)(a).........           335         502,770
Novartis AG (Pharmaceuticals)(a).................           202         328,230
Roche Holding AG (Pharmaceuticals)(a)............            41         407,737
Union Bank of Switzerland (Banking)(a)...........           446         645,814
                                                                  -------------
                                                                      2,203,662
                                                                  -------------

UNITED KINGDOM (2.2%)
Allied Colloids Group PLC (Chemicals)(a).........        49,314         134,694
Bass PLC (Food, Beverages & Tobacco)(a)..........         6,000          93,496
BAT Industries PLC (Food, Beverages &
  Tobacco)(a)....................................        21,300         194,581
Billiton PLC (Metals & Mining)(a)+...............        33,100          84,962

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
British Airways PLC (Airlines)(a)................        12,500   $     115,178
British Petroleum Co. PLC (Oil-Services)(a)......        27,352         362,466
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(a)...............................         3,900          29,262
British Telecommunications PLC
  (Telecommunications)(a)........................        34,900         275,482
Burmah Castrol PLC (Oil-Production)(a)...........         4,700          82,128
Cable & Wireless PLC (Telecommunications)(a).....         7,000          61,620
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(a)....................................        15,500         156,715
Compass Group PLC (Food, Beverages &
  Tobacco)(a)....................................        14,100         173,769
Diageo PLC (Food, Beverages & Tobacco)(a)........        26,200         240,120
Flextech PLC (Broadcasting & Publishing)(a)+.....         4,800          41,227
General Cable PLC (Broadcasting &
  Publishing)(a)+................................        19,100          26,242
General Electric Co. PLC (Electrical
  Equipment)(a)..................................        14,300          92,823
Glaxo Wellcome PLC (Pharmaceuticals)(a)..........        23,700         566,019
Glynwed International PLC (Metals & Mining)(a)...        31,000         132,109
Great Universal Stores PLC (Retail)(a)...........        20,300         256,190
HSBC Holdings PLC (75p) (Banking)(a).............        14,100         366,562
Kingfisher PLC (Retail)(a).......................         9,600         134,265
Lloyds TSB Group PLC (Banking)(a)................        52,500         684,209
Lucas Varity PLC (Automotive Supplies)(a)........        31,100         110,020
MEPC PLC (Real Estate)(a)........................        21,200         177,203
MFI Furniture Group PLC (Household
  Products)(a)...................................        55,817         110,669
National Power PLC (Electric)(a).................         9,000          88,852
Northern Rock PLC (Financial Services)(a)+.......        12,000         117,876
Nycomed Amersham PLC (Biotechnology)(a)..........         1,620          60,295
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Pilkington PLC (Building Materials)(a)...........        48,200   $     101,118
Prudential Corp. PLC (Insurance)(a)..............        22,000         268,374
Racal Electronic PLC (Telecommunications-
  Equipment)(a)..................................        18,200          79,957
Rank Group PLC (Entertainment, Leisure &
  Media)(a)......................................        20,600         114,905
Reed International PLC (Broadcasting &
  Publishing)(a).................................        16,000         152,693
RMC Group PLC (Building Materials)(a)............         5,000          70,917
Rolls-Royce PLC (Aerospace)(a)...................        19,500          75,400
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(a).................................        18,000         181,553
Royal Bank of Scotland Group PLC (Banking)(a)....        23,200         296,297
RTZ Corp. PLC (Metals & Mining)(a)...............         4,500          55,569
Sainsbury (J.) PLC (Retail)(a)...................        25,200         212,711
Scottish Power PLC (Electric)(a).................        32,000         283,272
Sears PLC (Retail)(a)............................        78,000          68,021
Shell Transport & Trading Co.
  (Oil-Services)(a)..............................        19,600         137,707
Smith & Nephew PLC (Medical Supplies)(a).........        39,000         115,507
Standard Chartered PLC (Banking)(a)..............         6,324          67,636
Tomkins PLC (Multi - Industry)(a)................        22,500         106,622
Unilever PLC (Food, Beverages & Tobacco)(a)......        22,400         193,020
United News & Media PLC (Broadcasting &
  Publishing)(a).................................         4,000          45,610
Vickers PLC (Capital Goods)(a)...................        30,200         117,271
Vodafone Group PLC (Telecommunications)(a).......        35,200         254,840
Wessex Water PLC (Water)(a)......................        23,200         195,829
Zeneca Group PLC (Pharmaceuticals)(a)............        12,300         436,452
                                                                  -------------
                                                                      8,600,315
                                                                  -------------
  TOTAL FOREIGN COMMON STOCK (COST
   $36,365,318)..................................                    39,831,231
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED STATES (46.8%)
BASIC INDUSTRIES (2.4%)
AGRICULTURE (0.1%)
Dekalb Genetics Corp. - Class B..................        13,000   $     510,250
                                                                  -------------

CHEMICALS (1.2%)
Albemarle Corp...................................         2,700          64,462
Crompton & Knowles Corp..........................         3,500          92,750
Cytec Industries, Inc.+..........................         1,400          65,712
Dow Chemical Co..................................         7,600         771,400
E.I. du Pont de Nemours & Co.....................        37,500       2,252,344
General Chemical Group, Inc......................         1,300          34,775
Geon Co..........................................         2,300          53,762
Georgia Gulf Corp................................         2,600          79,625
Lyondell Petrochemical Co........................         2,200          58,300
Minerals Technologies, Inc.......................         1,000          45,437
Monsanto Co......................................         3,900         163,800
OM Group, Inc....................................           500          18,312
PPG Industries Inc...............................         1,900         108,537
Praxair, Inc.....................................         4,300         193,500
Rohm & Haas Co...................................         1,700         162,775
Solutia, Inc.....................................         3,500          93,406
Union Carbide Corp...............................         6,200         266,212
Wellman, Inc.....................................           100           1,950
                                                                  -------------
                                                                      4,527,059
                                                                  -------------
FOREST PRODUCTS & PAPER (0.5%)
American Pad & Paper Co.+........................        14,000         134,750
Boise Cascade Corp...............................         3,000          90,750
Bowater Inc......................................         2,200          97,762
Caraustar Industries, Inc........................         5,200         179,400
Champion International Corp......................         5,000         226,562
Georgia Pacific Corp. (Timber Group)+............         3,500          79,406
Georgia-Pacific Corp.............................         3,500         212,625
Louisiana Pacific Corp...........................         4,300          81,700
Mead Corp........................................         7,200         201,600
Stone Container Corp.+...........................         4,900          51,144
Temple-Inland, Inc...............................         4,300         224,944
Universal Forest Products, Inc...................         4,100          56,631
Weyerhaeuser Co..................................         3,100         152,094
                                                                  -------------
                                                                      1,789,368
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

METALS & MINING (0.6%)
Alcan Aluminum Ltd...............................         8,800   $     243,100
Allegheny Teledyne, Inc..........................        10,800         279,450
Aluminum Company of America......................         9,000         633,375
Commercial Metals Co.............................        13,200         416,625
Freeport-McMoran Copper & Gold, Inc. - Class A...         8,000         122,500
Inco, Ltd........................................         6,400         108,800
Mueller Industries, Inc.+........................         4,100         241,900
Phelps Dodge Corp................................           400          24,900
Reynolds Metals Co...............................         1,800         108,000
Schnitzer Steel Industries, Inc. - Class A.......         4,400         124,025
Steel Technologies, Inc..........................         9,400         112,212
                                                                  -------------
                                                                      2,414,887
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                     9,241,564
                                                                  -------------

CONSUMER GOODS & SERVICES (10.4%)
AUTOMOTIVE (0.7%)
Amcast Industrial Corp...........................         4,100          94,044
Chrysler Corp....................................        48,500       1,706,594
Cooper Tire & Rubber Co..........................         4,800         117,000
Ford Motor Co....................................           400          19,475
Goodyear Tire and Rubber Co......................        11,500         731,687
Sonic Automotive, Inc.+..........................         2,300          22,137
                                                                  -------------
                                                                      2,690,937
                                                                  -------------

BROADCASTING & PUBLISHING (0.6%)
Banta Corp.......................................         2,900          79,206
Digital Generation Systems, Inc.+................           800           1,950
PRIMEDIA, Inc.+..................................         4,500          56,812
R.R. Donnelley & Sons Co.........................         7,700         286,825
Tele-Communications TCI Ventures Group - Series
  A+.............................................        12,400         351,462
Tele-Communications, Inc. - Series A+............        23,600         658,587
U.S. West Media Group+...........................        31,800         918,225
                                                                  -------------
                                                                      2,353,067
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (1.6%)
Cinar Films, Inc. - Class B+.....................           500          19,312
Circus Circus Enterprises, Inc.+.................         7,800         159,900
Education Management Corp.+......................         1,200          37,575
Harrah's Entertainment, Inc.+....................         5,700         107,587
Hasbro, Inc.+....................................        10,000         315,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
Hilton Hotels Corp...............................        12,500   $     371,875
Imax Corp.+......................................         4,200          91,350
International Game Technology....................         7,000         176,750
ITT Corp.+.......................................         5,900         488,962
Mattel, Inc......................................        15,100         562,475
MGM Grand, Inc.+.................................         3,100         111,794
Mirage Resorts, Inc.+............................         9,600         218,400
N2K, Inc.+.......................................           200           2,900
Seagram Company Ltd..............................        17,600         568,700
Steiner Leisure Ltd.+............................         1,850          56,887
Time Warner, Inc.................................        29,900       1,853,800
Viacom, Inc. - Class B+..........................        19,400         803,887
                                                                  -------------
                                                                      5,947,154
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (2.6%)
American Italian Pasta Co. -
  Class A+.......................................           400          10,000
Anheuser Busch Companies, Inc....................        19,000         836,000
Beringer Wine Estates Holdings, Inc. - Class
  B+.............................................           200           7,600
Coca-Cola Co.....................................        28,400       1,892,150
General Mills, Inc...............................         5,500         393,937
Heinz (H.J.) Company.............................         3,900         198,169
Kellogg Co.......................................        16,800         833,700
PepsiCo, Inc.....................................        49,000       1,785,437
Philip Morris Companies, Inc.....................        79,000       3,579,687
Ralston-Ralston Purina Group.....................         5,300         492,569
                                                                  -------------
                                                                     10,029,249
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.3%)
Aaron Rents, Inc.................................         5,000          96,875
Black & Decker Corp..............................         6,300         246,094
Bush Industries, Inc. - Class A..................         6,900         179,400
LADD Furniture, Inc.+............................           900          13,556
Leggett & Platt, Inc.............................         4,300         180,062
Royal Appliance Manufacturing Co.+...............         1,300           8,612
Stanley Furniture Co., Inc.+.....................         1,100          31,144
Whirlpool Corp...................................         5,500         302,500
                                                                  -------------
                                                                      1,058,243
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

HOUSEHOLD PRODUCTS (1.0%)
Bush Boake Allen, Inc.+..........................         2,700   $      70,706
Procter & Gamble Co..............................        46,200       3,687,337
Rubbermaid, Inc..................................        11,000         275,000
                                                                  -------------
                                                                      4,033,043
                                                                  -------------

PERSONAL CARE (0.6%)
Avon Products, Inc...............................         4,000         245,500
Gillette Co......................................        17,900       1,797,831
International Flavors & Fragrances, Inc..........         2,100         108,150
                                                                  -------------
                                                                      2,151,481
                                                                  -------------

RESTAURANTS & HOTELS (0.5%)
Applebee's International, Inc....................         1,300          23,441
Candlewood Hotel Company, Inc.+..................         4,200          37,012
Extended Stay America, Inc.+.....................         7,700          95,769
Friendly Ice Cream Corp.+........................         1,000          11,562
McDonald's Corp..................................        29,000       1,384,750
Papa John's International, Inc.+.................         3,900         136,256
Showbiz Pizza Time, Inc.+........................         2,300          53,187
                                                                  -------------
                                                                      1,741,977
                                                                  -------------

RETAIL (2.3%)
Albertson's, Inc.................................         4,100         194,237
American Stores Co...............................         9,800         201,512
AutoZone, Inc.+..................................         7,100         205,900
Best Buy Co., Inc.+..............................         2,000          73,750
Central Garden & Pet Co.+........................         1,400          36,925
Charming Shoppes, Inc.+..........................         5,700          26,541
Circuit City Stores, Inc.........................         4,600         163,587
CML Group, Inc.+.................................         2,800           9,275
Corporate Express, Inc.+.........................         6,100          78,728
Dayton Hudson Corp...............................        12,200         823,500
Delia's, Inc.+...................................         2,600          57,525
Dillard's Inc. - Class A.........................         5,000         176,250
Federated Department Stores, Inc.+...............         9,700         417,706
Garden Ridge Corp.+..............................        12,100         173,181
General Nutrition Companies, Inc.+...............         2,800          95,025
Gymboree Corp.+..................................         3,700         101,519
Home Depot, Inc..................................           400          23,550
Kroger Co.+......................................        11,900         439,556

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
Lazare Kaplan International, Inc.+...............         1,400   $      18,900
Let's Talk Cellular & Wireless, Inc.+............           900           9,337
Lithia Motors, Inc. - Class A+...................         2,100          30,056
May Department Stores Co.........................         4,200         221,287
Nine West Group, Inc.+...........................         1,400          36,312
One Price Clothing Stores, Inc.+.................         6,500          10,055
ONSALE, Inc.+....................................         2,300          41,400
Pacific Sunwear of California+...................           750          22,312
Party City Corp.+................................         5,000         160,312
Penn Traffic Co.+................................         1,900          15,675
Safeway, Inc.+...................................        10,300         651,475
Sears, Roebuck & Co..............................        21,300         963,825
ShopKo Stores, Inc.+.............................         1,000          21,750
The Sports Authority, Inc.+......................         1,300          19,175
TJX Companies, Inc...............................         6,700         230,312
Toymax International, Inc.+......................           700           5,994
Toys 'R' Us, Inc.+...............................        14,400         452,700
Urban Outfitters, Inc.+..........................        10,100         185,587
USA Floral Products, Inc.+.......................           500           7,937
Wal-Mart Stores, Inc.............................        68,300       2,693,581
                                                                  -------------
                                                                      9,096,249
                                                                  -------------

TEXTILES & APPAREL (0.2%)
Ashworth, Inc.+..................................         6,900          76,331
Fruit of the Loom, Inc. - Class A+...............         6,000         153,750
Nike, Inc. - Class B.............................         7,600         298,300
Reebok International Ltd.+.......................         4,100         118,131
Tropical Sportswear International Corp.+.........         1,100          11,206
Worldtex, Inc.+..................................         1,500          11,906
                                                                  -------------
                                                                        669,624
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    39,771,024
                                                                  -------------
ENERGY (3.4%)
GAS EXPLORATION (0.1%)
Newfield Exploration Co.+........................         5,500         128,219
Ocean Energy, Inc.+..............................         1,100          54,244
Patterson Energy, Inc.+..........................         2,700         104,878
                                                                  -------------
                                                                        287,341
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

OIL PRODUCTION (2.8%)
Amoco Corp.......................................           100   $       8,512
Anadarko Petroleum Corp..........................         2,400         145,650
Ashland, Inc.....................................         4,400         236,225
Atlantic Richfield Co............................        10,500         841,312
Chevron Corp.....................................        11,000         847,000
Exxon Corp.......................................        71,800       4,393,262
Mobil Corp.......................................        35,400       2,555,437
Occidental Petroleum Corp........................         7,400         216,912
Plains Resources, Inc.+..........................         5,600          96,250
Snyder Oil Corp..................................         3,400          62,050
Texaco Inc.......................................        16,000         870,000
Tosco Corp.......................................         7,800         294,937
Ultramar Diamond Shamrock Corp...................         1,300          41,437
Unocal Corp......................................         4,000         155,250
Valero Energy Corp...............................         2,800          88,025
Vintage Petroleum, Inc...........................         1,800          34,200
                                                                  -------------
                                                                     10,886,459
                                                                  -------------

OIL SERVICES (0.5%)
Baker Hughes Inc.................................         5,400         235,575
Bayard Drilling Technologies, Inc.+..............           500           8,125
Cooper Cameron Corp.+............................         2,100         128,100
Diamond Offshore Drilling, Inc...................         4,000         192,500
ENSCO International Inc..........................         1,800          60,300
Falcon Drilling Co., Inc.+.......................         3,200         112,200
Halliburton Company..............................           200          10,387
Hanover Compressor Co.+..........................         2,100          42,919
Input/Output, Inc.+..............................         5,300         157,344
IRI International Corp.+.........................         1,000          14,000
Noble Drilling Corp.+............................         5,200         159,250
Schlumberger Ltd.................................         6,900         555,450
Seacor Smit, Inc.+...............................         1,500          90,375
Smith International, Inc.+.......................           400          24,550
                                                                  -------------
                                                                      1,791,075
                                                                  -------------
  TOTAL ENERGY...................................                    12,964,875
                                                                  -------------

FINANCE (8.5%)
BANKING (3.4%)
Ahmanson, H F and Co.............................         2,500         167,344
Associated Banc-Corp.............................         1,300          71,744
Banc One Corp....................................        18,700       1,015,644
Bank United Corp. - Class A......................         4,200         206,587

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
BankBoston Corp..................................         1,400   $     131,512
Banknorth Group, Inc.............................         2,300         148,494
BankUnited Financial Corp. - Class A+............         1,000          15,437
Charter One Financial, Inc.......................         1,900         119,581
Chase Manhattan Corp.............................        11,900       1,303,050
Colonial BancGroup, Inc..........................         3,800         130,862
Commercial Federal Corp..........................         2,000          71,125
Community First Bankshares, Inc..................         1,000          53,625
Compass Bancshares, Inc..........................         1,800          78,862
Crestar Financial Corp...........................         3,000         171,000
Deposit Guaranty Corp............................           700          39,812
Dime Bancorp, Inc................................         3,300          99,825
First Alliance Corp.+............................         1,200          22,200
First Chicago NBD Corp...........................        13,000       1,085,500
First Hawaiian, Inc..............................         2,100          84,394
First Republic Bank+.............................         1,500          47,906
First Tennessee National Corp....................         1,300          86,856
First Union Corp.................................        26,600       1,363,250
Firstar Corp.....................................         3,600         152,775
FirstFed Financial Corp.+........................         2,900         112,375
Flagstar Bancorp, Inc............................         3,000          58,969
Fleet Financial Group, Inc.......................         7,500         562,031
GBC Bancorp......................................         2,400         152,400
Golden West Financial Corp.......................         2,300         224,969
GreenPoint Financial Corp........................         1,100          79,819
Hamilton Bancorp, Inc.+..........................           700          20,387
HUBCO, Inc.......................................         3,981         156,005
InterWest Bancorp, Inc...........................           700          26,862
Irwin Financial Corp.............................         1,100          46,681
Mercantile Bancorporation, Inc...................         3,200         196,800
National Commerce Bancorporation.................         5,300         185,500
NationsBank Corp.................................        34,800       2,116,275
North Fork Bancorporation, Inc...................         2,200          73,837
Northern Trust Corp..............................           300          20,981
Pacific Century Financial Corp...................         3,400          84,150
Provident Financial Group, Inc...................         1,100          53,694
Republic New York Corp...........................         1,500         171,281
Security First Network Bank+.....................           500           3,687
Southtrust Corp..................................         3,800         240,825
Sovereign Bancorp, Inc...........................         2,300          47,797
Star Banc Corp...................................         2,300         131,962
Sun Bancorp, Inc.+...............................           300           9,712
TCF Financial Corp...............................         2,800          95,025
Trustco Bank Corp................................         5,395         149,037
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Valley National Bancorp..........................         1,100   $      43,244
Washington Federal, Inc..........................         2,000          62,937
Washington Mutual, Inc...........................         9,200         586,787
Wells Fargo & Co.................................         2,300         780,706
                                                                  -------------
                                                                     13,162,120
                                                                  -------------

FINANCIAL SERVICES (2.8%)
American Express Co..............................        12,700       1,133,475
Amresco, Inc.+...................................         1,500          44,906
Associates First Capital Corp. - Class A.........         1,200          85,350
Bear Stearns Companies, Inc......................         3,100         147,250
Beneficial Corp..................................         2,500         207,812
Capital One Financial Corp.......................         1,800          97,537
Citicorp.........................................        12,600       1,593,112
ContiFinancial Corp.+............................         2,000          50,375
Edwards (A.G.), Inc..............................         4,500         178,875
Federal Home Loan Mortgage Corporation...........        19,500         817,781
Federal National Mortgage Association............        38,800       2,214,025
Finova Group, Inc................................         2,000          99,375
Green Tree Financial Corp........................         3,700          96,894
Household International, Inc.....................         2,900         369,931
Litchfield Financial Corp........................         3,960          74,497
Money Store, Inc.................................         1,600          33,600
Morgan Stanley, Dean Witter, Discover & Co.......        20,100       1,188,412
Ocwen Financial Corp.+...........................         3,400          86,487
Providian Financial Corp.........................         7,800         352,462
Travelers Group, Inc.............................        35,700       1,923,337
WBK STRYPES Trust................................         2,600          87,100
WFS Financial, Inc.+.............................         3,900          45,216
Willis Lease Finance Corp.+......................         3,700          64,287
                                                                  -------------
                                                                     10,992,096
                                                                  -------------

INSURANCE (1.9%)
AMBAC, Inc.......................................         1,800          82,800
American General Corp............................         9,600         519,000
American International Group, Inc................        26,500       2,881,875
Capital Re Corp..................................         9,550         592,697
CIGNA Corp.......................................         3,000         519,187
Financial Security Assurance Holdings Ltd........         1,100          53,075

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INSURANCE (CONTINUED)
Fremont General Corp.............................         1,200   $      65,700
Hartford Financial Services Group, Inc...........         4,700         439,744
Marsh & McLennan Companies, Inc..................         6,700         499,569
MBIA, Inc........................................         4,600         307,337
Nationwide Financial Services, Inc...............         1,500          54,187
Ohio Casualty Corp...............................         1,200          54,150
PMI Group, Inc...................................         1,900         137,394
RenaissanceRe Holdings, Ltd......................         5,800         255,925
Safeco Corp......................................         2,900         141,194
St. Paul Companies, Inc..........................         3,300         270,806
Transamerica Corp................................         3,000         319,500
UNUM Corp........................................         5,500         299,062
                                                                  -------------
                                                                      7,493,202
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (0.4%)
American General Hospitality Corp................         3,800         101,650
American Residential Investment Trust, Inc.......         1,000          11,875
Arden Realty Group, Inc..........................         4,700         144,525
Brandywine Realty Trust..........................         1,500          37,687
Burnham Pacific Properties, Inc..................         3,900          59,719
Developers Diversified Realty Corp...............         1,700          65,025
Entertainment Properties Trust...................         2,100          40,687
Gables Residential Trust.........................         5,500         151,938
Hanover Capital Mortgage Holdings, Inc...........           900          14,850
IMH Commercial Holdings, Inc.....................         1,000          17,750
Innkeepers USA Trust.............................         1,100          17,050
Manufactured Home Communities, Inc...............         1,700          45,900
National Golf Properties, Inc....................         1,500          49,219
Oasis Residential, Inc...........................         5,400         120,488
Post Properties, Inc.............................         4,122         167,456
Price REIT, Inc..................................         1,600          65,500
Sunstone Hotel Investors, Inc.+..................         1,800          31,050
Tower Realty Trust, Inc..........................         1,700          41,863
TriNet Corporate Realty Trust, Inc...............         1,200          46,425
Urban Shopping Centers, Inc......................         1,300          45,338
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Weeks Corp.......................................         3,300   $     105,600
Westfield America, Inc...........................         1,000          17,000
                                                                  -------------
                                                                      1,398,595
                                                                  -------------
  TOTAL FINANCE..................................                    33,046,013
                                                                  -------------

HEALTHCARE (5.3%)
BIOTECHNOLOGY (0.2%)
Applied Analytical Industries, Inc.+.............         3,900          65,813
ArQule, Inc.+....................................         1,100          25,334
AutoCyte, Inc.+..................................         1,900          13,656
Closure Medical Corp.+...........................         1,100          28,394
Cor Therapeutics, Inc.+..........................           700          15,794
Human Genome Sciences, Inc.+.....................         5,100         203,363
Hyseq, Inc.+.....................................           300           2,831
Incyte Pharmaceuticals, Inc.+....................         3,800         169,575
Millennium Pharmaceuticals, Inc.+................         1,700          32,619
Novoste Corp.+...................................           700          15,663
SangStat Medical Corp.+..........................         3,700         150,081
Synaptic Pharmaceutical Corp.+...................           500           5,313
Vical, Inc.+.....................................         1,200          14,475
                                                                  -------------
                                                                        742,911
                                                                  -------------

HEALTH SERVICES (1.1%)
Aetna, Inc.......................................         5,200         366,925
Alternative Living Services, Inc.+...............         2,570          75,976
Columbia / HCA Healthcare Corp...................        38,200       1,131,675
Endocardial Solutions, Inc.+.....................         1,700          16,788
Health Care & Retirement Corp.+..................         2,700         108,675
Humana, Inc.+....................................        15,700         325,775
Lifeline Systems, Inc.+..........................         2,700          67,331
Mariner Health Group, Inc.+......................        10,900         177,806
Paracelsus Healthcare Corp.+.....................         2,300           7,763
Pediatrix Medical Group, Inc.+...................         1,000          42,750
Perkin-Elmer Corp................................         3,900         277,144
ProMedCo Management Co.+.........................         1,500          15,094
Renal Care Group, Inc.+..........................           900          28,913
Renal Treatment Centers, Inc.+...................         1,000          36,125
Sierra Health Services, Inc.+....................         4,200         141,225
Summit Care Corp.+...............................         2,100          34,913
Sunrise Assisted Living, Inc.+...................           700          30,013

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Tenet Healthcare Corp.+..........................        19,000   $     629,375
United Healthcare Corp...........................        16,200         804,938
                                                                  -------------
                                                                      4,319,204
                                                                  -------------
MEDICAL SUPPLIES (0.3%)
Bausch & Lomb, Inc...............................         3,300         130,763
Boston Scientific Corp.+.........................        12,000         550,500
Cardiac Pathways Corp.+..........................         1,200           8,175
Computer Motion, Inc.+...........................         1,100          11,413
Conceptus, Inc.+.................................         1,000           5,125
CONMED Corp.+....................................         1,400          36,925
Eclipse Surgical Technologies+...................         4,000          23,250
Focal, Inc.+.....................................           500           5,406
Heartstream, Inc.+...............................         3,800          40,731
Henry Schein, Inc.+..............................           700          24,588
Kensey Nash Corp.+...............................         6,000          99,375
Medi-Ject Corp.+.................................         5,000          10,156
Physio-Control International Corp.+..............         1,200          19,050
ResMed, Inc.+....................................           800          22,500
Sola International, Inc.+........................         2,100          68,250
Urologix, Inc.+..................................           700          12,731
Ventana Medical Systems, Inc.+...................         9,800         150,063
                                                                  -------------
                                                                      1,219,001
                                                                  -------------

PHARMACEUTICALS (3.7%)
Alza Corp.+......................................         6,300         200,419
American Home Products Corp......................         5,900         451,350
Bristol-Myers Squibb Co..........................        39,800       3,766,075
Crescendo Pharmaceuticals Corp.+.................           300           3,469
Forest Laboratories, Inc.+.......................         3,700         182,456
Johnson & Johnson................................        11,000         724,625
Kos Pharmaceuticals, Inc.+.......................         3,500          53,922
Ligand Pharmaceuticals -
  Class B+.......................................         1,300          16,819
Merck & Company, Inc.............................        38,100       4,048,125
Pfizer, Inc......................................        17,200       1,282,475
Schering-Plough Corp.............................        21,500       1,335,688
Warner-Lambert Co................................        16,500       2,046,000
Watson Pharmaceuticals, Inc.+....................         5,000         162,188
                                                                  -------------
                                                                     14,273,611
                                                                  -------------
  TOTAL HEALTHCARE...............................                    20,554,727
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

INDUSTRIAL PRODUCTS & SERVICES (4.9%)
AUTOMOTIVE SUPPLIES (0.1%)
Echlin, Inc......................................         4,600   $     166,463
Genuine Parts Co.................................        10,900         369,919
                                                                  -------------
                                                                        536,382
                                                                  -------------

BUILDING MATERIALS (0.0%)*
Owens Corning....................................         4,000         136,500
Rock of Ages Corp.+..............................         1,100          17,050
                                                                  -------------
                                                                        153,550
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.1%)
American Residential Services, Inc.+.............         5,300          82,813
Comfort Systems USA, Inc.+.......................         1,800          35,550
Service Experts, Inc.+...........................         2,800          80,150
Youth Services International, Inc.+..............         1,900          29,153
                                                                  -------------
                                                                        227,666
                                                                  -------------

CAPITAL GOODS (0.4%)
ABC Rail Products Corp.+.........................         1,200          24,150
Applied Power, Inc. - Class A....................         1,300          89,700
Cincinnati Milacron, Inc.........................         2,100          54,469
Collins & Aikman Corp.+..........................         5,400          46,575
Cummins Engine Company, Inc......................         1,500          88,594
Eaton Corp.......................................         1,600         142,800
Fluor Corp.......................................         3,700         138,288
Foster Wheeler Corp..............................         2,100          56,831
Harnischfeger Industries, Inc....................         2,200          77,688
IDEX Corp........................................         3,700         129,038
MagneTek, Inc.+..................................        12,700         247,650
Modine Manufacturing Co..........................         7,200         247,275
Shaw Group, Inc.+................................         2,900          66,700
Wabash National Corp.............................         9,100         258,781
                                                                  -------------
                                                                      1,668,539
                                                                  -------------

COMMERCIAL SERVICES (0.2%)
Equity Corp. International+......................         1,800          41,625
Hospitality Worldwide Services+..................           500           6,563
Perceptron, Inc.+................................         2,700          57,544
Pinkertons, Inc.+................................         2,150          50,525
Service Corp. International......................        12,700         469,106
Wackenhut Corrections Corp.+.....................         1,200          32,250
                                                                  -------------
                                                                        657,613
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CONSTRUCTION & HOUSING (0.1%)
D.R. Horton, Inc.................................        24,276   $     421,796
                                                                  -------------
DIVERSIFIED MANUFACTURING (3.0%)
Aeroquip-Vickers Inc.............................           900          44,156
AlliedSignal, Inc................................        41,000       1,596,438
Cooper Industries, Inc...........................         6,800         333,200
Eastman Kodak Co.................................         5,400         328,388
General Electric Co..............................        48,900       3,588,038
General Motors Corp. - Class H...................         1,900          70,181
General Signal Corp..............................         1,900          80,156
Harris Corp......................................         9,600         440,400
Honeywell, Inc...................................           800          54,800
Intermet Corp....................................        17,700         310,856
ITT Industries, Inc..............................         7,400         232,175
Johnson Controls, Inc............................         5,200         248,300
Rockwell International Corp......................         6,600         344,850
Tenneco, Inc. - New Shares.......................        10,800         426,600
Tyco International Ltd...........................        38,600       1,739,413
W.H. Brady Co....................................         1,600          50,200
Xerox Corp.......................................        21,100       1,557,444
                                                                  -------------
                                                                     11,445,595
                                                                  -------------

ELECTRICAL EQUIPMENT (0.3%)
Anixter International, Inc.+.....................         2,400          39,600
Emerson Electric Co..............................        17,000         959,438
Grainger (W.W.), Inc.............................         3,300         320,719
                                                                  -------------
                                                                      1,319,757
                                                                  -------------

MACHINERY (0.2%)
Caterpillar, Inc.................................        11,500         558,469
Middleby Corp.+..................................           800           6,325
                                                                  -------------
                                                                        564,794
                                                                  -------------

PACKAGING & CONTAINERS (0.2%)
Kimberly-Clark Corp..............................        17,500         862,969
                                                                  -------------

POLLUTION CONTROL (0.3%)
American Disposal Services, Inc.+................         1,500          54,844
Sevenson Environmental Services, Inc.............         2,240          26,320
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
POLLUTION CONTROL (CONTINUED)
Tetra Technologies, Inc.+........................         5,200   $     109,525
Waste Management, Inc............................        39,500       1,086,250
                                                                  -------------
                                                                      1,276,939
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    19,135,600
                                                                  -------------

TECHNOLOGY (6.9%)
AEROSPACE (0.7%)
Boeing Co........................................        45,300       2,216,869
Coltec Industries, Inc.+.........................        11,400         264,338
Orbital Sciences Corp.+..........................         5,200         155,025
Raytheon Co. - Class A...........................         1,069          52,693
                                                                  -------------
                                                                      2,688,925
                                                                  -------------

COMPUTER PERIPHERALS (0.2%)
Bolder Technologies Corp.+.......................         1,700          15,938
EMC Corp./Mass+..................................        21,600         592,650
HMT Technology Corp.+............................         5,600          72,975
Hypercom Corp.+..................................         1,900          26,838
In Focus Systems, Inc.+..........................         1,800          55,238
Pinnacle Systems, Inc.+..........................         2,800          69,125
Quantum Corp.+...................................         5,400         108,506
Raster Graphics, Inc.+...........................         2,200           9,969
                                                                  -------------
                                                                        951,239
                                                                  -------------

COMPUTER SOFTWARE (1.1%)
Aspect Development, Inc.+........................           700          36,488
Aspen Technologies, Inc.+........................         2,400          81,750
Autodesk, Inc....................................         1,700          62,688
Avid Technology, Inc.+...........................         2,400          64,350
Cognicase, Inc.+.................................           300           3,609
Computer Associates International, Inc...........        16,500         872,438
Edify Corp.+.....................................         5,800         108,750
Integrated Systems, Inc.+........................         1,400          19,425
MAPICS, Inc.+....................................         3,700          40,238
MathSoft, Inc.+..................................           700           1,881
Metro Information Services, Inc.+................         2,200          61,738
Metromail Corp.+.................................         4,600          82,225
Microsoft Corp.+.................................        14,200       1,834,906
Oracle Corp.+....................................        39,600         882,338
SCM Microsystems, Inc.+..........................         1,200          28,575
Transaction Systems Architects, Inc. - Class
  A+.............................................         2,700         102,431

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER SOFTWARE (CONTINUED)
Tripos, Inc.+....................................         1,700   $      24,544
Viasoft, Inc.+...................................           200           8,463
Visigenic Software, Inc.+........................         2,700          15,272
                                                                  -------------
                                                                      4,332,109
                                                                  -------------

COMPUTER SYSTEMS (1.5%)
Bell & Howell Co.+...............................           500          12,094
Compaq Computer Corp.............................        25,900       1,461,731
International Business Machines Corp.............        34,100       3,565,581
International Network Services+..................         5,100         117,300
Nextlevel Systems, Inc.+.........................         4,100          73,288
Radiant Systems, Inc.+...........................         1,500          42,844
Sun Microsystems, Inc.+..........................        15,400         615,038
                                                                  -------------
                                                                      5,887,876
                                                                  -------------

ELECTRONICS (0.8%)
8 x 8, Inc.+.....................................         3,500          38,063
Bay Networks, Inc.+..............................         9,500         242,844
Cabletron Systems, Inc.+.........................         6,900         103,500
Cisco Systems, Inc.+.............................        45,900       2,561,794
Integrated Device Technology, Inc.+..............         8,600          81,163
Itron, Inc.+.....................................         2,000          36,375
Quickturn Design System, Inc.+...................         3,900          45,338
Sensormatic Electronics Corp.....................         3,300          54,244
Symbol Technologies, Inc.........................         2,700         101,925
                                                                  -------------
                                                                      3,265,246
                                                                  -------------

INFORMATION PROCESSING (0.4%)
Checkfree Corp.+.................................         3,000          81,563
Computer Horizons Corp.+.........................           250          11,438
CSG Systems International, Inc.+.................           600          24,113
Electronic Data System Corp......................        12,700         558,006
Excel Switching Corp.+...........................         2,000          35,875
First Data Corp..................................        19,400         567,450
Remedy Corp.+....................................         2,100          44,231
SanDisk Corp.+...................................           500          10,047
Sapient Corp.+...................................         1,100          67,788
                                                                  -------------
                                                                      1,400,511
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

SEMICONDUCTORS (1.7%)
Alliance Semiconductor Corp.+....................         4,100   $      19,091
Applied Materials, Inc.+.........................        12,400         373,163
ATMI, Inc.+......................................         2,000          48,125
Exar Corp.+......................................           900          14,963
Galileo Technology Ltd.+.........................           700          20,519
General Semiconductor, Inc.+.....................         1,400          16,188
Integrated Silicon Solution, Inc.+...............         3,700          28,444
Intel Corp.......................................        55,500       3,897,141
Motorola, Inc....................................        21,000       1,198,313
National Semiconductor Corp.+....................         5,600         145,250
SDL, Inc.+.......................................         3,500          50,531
SIPEX Corp.+.....................................         1,000          30,313
Texas Instruments, Inc...........................        13,300         598,500
Xilinx, Inc.+....................................         2,600          91,000
                                                                  -------------
                                                                      6,531,541
                                                                  -------------

TELECOMMUNICATION EQUIPMENT (0.1%)
ANTEC Corp.+.....................................           600           9,450
Commscope, Inc.+.................................         1,899          25,522
Lucent Technologies, Inc.........................         3,500         279,563
P-COM, Inc.+.....................................         2,700          47,250
Proxim, Inc.+....................................         2,100          23,822
                                                                  -------------
                                                                        385,607
                                                                  -------------

TELECOMMUNICATION SERVICES (0.4%)
360 Communications Co.+..........................         6,300         127,181
Airtouch Communications, Inc.+...................        19,800         822,938
Aspect Telecommunications Corp.+.................         3,500          73,500
Concentric Network Corp.+........................         4,200          36,750
Glenayre Technologies, Inc.+.....................         5,500          54,656
Metronet Communications Corp.+...................           700          11,878
Mobile Telecommunication Technologies Corp.+.....         4,100          90,713
Natural Microsystems Corp.+......................         1,600          74,100
Premiere Technologies, Inc.+.....................         3,800         104,738
                                                                  -------------
                                                                      1,396,454
                                                                  -------------
  TOTAL TECHNOLOGY...............................                    26,839,508
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TRANSPORTATION (0.6%)
AIRLINES (0.0%)*
ASA Holdings, Inc................................         2,100   $      59,784
Southwest Airlines Co............................         5,500         135,438
                                                                  -------------
                                                                        195,222
                                                                  -------------

RAILROADS (0.5%)
Burlington Northern Sante Fe Corp................         5,300         492,569
CSX Corp.........................................         7,000         378,000
Genesee & Wyoming, Inc. -
  Class A+.......................................         2,900          69,963
Illinois Central Corp............................         2,000          68,125
Norfolk Southern Corp............................        12,800         394,400
Union Pacific Corp...............................         8,400         524,475
Wisconsin Central Transportation Corp.+..........         1,700          39,844
                                                                  -------------
                                                                      1,967,376
                                                                  -------------

TRUCK & FREIGHT CARRIERS (0.1%)
Allied Holdings, Inc.+...........................         3,000          56,438
American Freightways Corp.+......................         4,100          41,000
CNF Transportation, Inc..........................         1,000          38,375
Consolidated Freightways Corp.+..................           600           8,250
Jevic Transportation, Inc.+......................           300           4,838
Motor Cargo Industries, Inc.+....................           900          11,025
Ryder System, Inc................................         2,400          78,600
Werner Enterprises, Inc..........................         4,800          99,600
                                                                  -------------
                                                                        338,126
                                                                  -------------
  TOTAL TRANSPORTATION...........................                     2,500,724
                                                                  -------------

UTILITIES (4.4%)
ELECTRIC (1.3%)
Baltimore Gas & Electric Co......................         4,900         166,906
Central & South West Corp........................         7,100         192,144
Central Hudson Gas & Electric Corp...............         4,600         201,825
Central Louisiana Electric Co....................         6,800         220,150
Cinergy Corp.....................................         5,300         203,056
CMS Energy Corp..................................         3,500         154,219
Dominion Resources, Inc..........................         6,800         289,425
Duke Power Co....................................        13,200         730,950
Entergy Corp.....................................         8,900         266,444
GPU, Inc.........................................         4,000         168,500
Houston Industries, Inc..........................        10,700         285,556
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ELECTRIC (CONTINUED)
Illinova Corp....................................         2,600   $      70,038
New England Electric System......................         2,400         102,600
NIPSCO Industries, Inc...........................           400          19,844
Northern States Power Co.........................         4,300         250,475
Otter Tail Power Co..............................         1,700          64,813
Potomac Electric Power Co........................         4,300         110,994
Public Service Enterprise Group..................         2,800          88,725
Southern Co......................................        25,100         649,463
Teco Energy, Inc.................................         4,800         135,000
Texas Utilities Co...............................           200           8,313
Unicom Corp......................................         7,900         242,925
Union Electric Co................................         3,700         160,025
Western Resources, Inc...........................         2,400         103,200
Wisconsin Energy Corp............................         3,800         109,250
                                                                  -------------
                                                                      4,994,840
                                                                  -------------

NATURAL GAS (0.3%)
Atmos Energy Corp................................         3,300          99,825
Consolidated Natural Gas Company.................         3,200         193,600
El Paso Natural Gas Co...........................         2,200         146,300
Enron Corp.......................................        14,000         581,875
Wicor, Inc.......................................         3,900         181,106
                                                                  -------------
                                                                      1,202,706
                                                                  -------------

TELEPHONE (2.7%)
American Communications Services, Inc.+..........         2,600          33,638
AT & T Corp......................................         6,700         410,375
Bell Atlantic Corp...............................         8,400         764,400
Bellsouth Corp...................................        25,000       1,407,813
GTE Corp.........................................        37,500       1,959,375
ICG Communications, Inc.+........................           900          24,694
Intermedia Communications, Inc.+.................         1,200          72,825
ITC DeltaCom, Inc.+..............................           300           4,913
MCI Communications Corp..........................        27,100       1,161,066
NEXTLINK Communications, Inc. - Class A+.........           500          10,703
Omnipoint Corp.+.................................         3,500          81,594
SBC Communications, Inc..........................        35,900       2,629,675
Sprint Corp......................................        17,200       1,008,350
WorldCom, Inc.+..................................        35,400       1,071,956
                                                                  -------------
                                                                     10,641,377
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
WATER (0.1%)
American Water Works, Inc........................           900   $      24,581
E'Town Corp......................................         3,300         132,619
SJW Corp.........................................           300          18,150
Southern California Water Co.....................         2,900          72,863
                                                                  -------------
                                                                        248,213
                                                                  -------------
  TOTAL UTILITIES................................                    17,087,136
                                                                  -------------
  TOTAL UNITED STATES COMMON STOCK (COST
   $132,987,977).................................                   181,141,171
                                                                  -------------
  TOTAL COMMON STOCK (COST $169,353,295).........                   220,972,402
                                                                  -------------

CONVERTIBLE PREFERRED STOCKS (0.5%)
INDUSTRIAL PRODUCTS & SERVICES (0.5%)
Home Ownership Funding, (144A) (Industrial) (cost
  $2,002,080)....................................         2,000       1,951,326
                                                                  -------------
PREFERRED STOCK (0.2%)
AUSTRALIA (0.0%)*
News Corporation Ltd. (Broadcasting &
  Publishing)....................................        46,100         228,103
                                                                  -------------
AUSTRIA (0.1%)
Bank Austria AG (Banking)+.......................         5,732         254,638
                                                                  -------------

GERMANY (0.1%)
Jungheinrich AG (Machinery)......................           760         114,124
ProSieben Media AG (Broadcasting &
  Publishing)+...................................         1,234          57,649
ProSieben Media AG (ADR) (144A) (Broadcasting &
  Publishing)+...................................           278           6,494
SAP AG (Computer Software).......................           600         196,380
Volkswagen AG (Automotive).......................           130          55,816
                                                                  -------------
                                                                        430,463
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $712,606)..........                       913,204
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

WARRANTS (0.0%)*
GERMANY (0.0%)*
Muenchener Rueckversicherungs-Gesellschaft AG,
  Expiring 03/13/98 (Insurance)+.................            90   $      52,557
Volkswagen AG, Expiring 10/27/98 (Automotive)+...            74          20,948
                                                                  -------------
                                                                         73,505
                                                                  -------------

JAPAN (0.0%)*
Shin-Etsu Chemical Co. Ltd., Expiring 08/01/00
  (Chemicals)+...................................            24          32,400
                                                                  -------------

MALAYSIA (0.0%)*
Commerce Asset-Holding Berhad, Expiring 03/16/02
  (Banking)+.....................................            82              12
                                                                  -------------
  TOTAL WARRANTS (COST $79,245)..................                       105,917
                                                                  -------------
  TOTAL EQUITY SECURITIES (COST $172,147,226)....                   223,942,849
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
FIXED INCOME SECURITIES (36.9%)
CONVERTIBLE BONDS (0.1%)

                                                       (IN JPY)
                                                   ------------
JAPAN (0.1%)
BTM Cayman Finance Ltd., 4.25% due 03/31/49
  (Financial Services)...........................  $ 30,000,000         251,498
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................    10,000,000         108,444
                                                                  -------------
                                                                        359,942
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $460,833)........                       359,942
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
COLLATERIZED OBLIGATIONS (5.2%)
                                                       (IN USD)
                                                   ------------
FINANCE (5.2%)
American Southwest Financial Corp., Support Bond,
  Series 60, Class D, Callable, 8.90% due
  03/01/18.......................................  $  1,913,720   $   1,997,751
Caterpillar Financial Asset Trust, Series 1996-A,
  Class A3, 6.30% due 05/25/02...................       500,000         502,435
BA Mortgage Securities, Inc., Remic: Subordinated
  Bond, Series 1997-1, Class B2, Callable, 7.50%
  due 07/25/26...................................       248,987         249,609
BTC Mortgage Investment Trust, Series 1997-S1,
  Class B (144A), 6.45% due 12/31/09.............       500,000         500,000
Chase Commercial Mortgage Securities Corp.,
  Subordinated Bond, Series 1996-2, Class X,
  (144A), 6.90% due 11/19/06.....................       250,000         231,797
CS First Boston Mortgage Securities Corp.,
  Sequential Payer, Series 1997-C2, Class A1,
  Callable, 6.40% due 02/17/04...................     1,250,000       1,257,422
CS First Boston Mortgage Securities Corp., Series
  1997-C2, Class B, Callable, 6.72% due
  11/19/07.......................................       600,000         603,562
Federal Home Loan Mortgage Corp., Sequential
  Payer, Series 2019, Class C, 6.50% due
  02/15/19.......................................     1,250,000       1,236,133
First Union - Lehman Brothers Commercial Mortgage
  Securities Corp., Subordinated Bond, Series
  1997-C2, Class E, Callable, 7.12% due
  11/18/12.......................................       300,000         296,062
GE Capital Mortgage Services, Inc., Subordinated
  Bond, Series 1997-12, Class B3, Callable,
  (144A), 7.00% due 12/25/27.....................       400,000         360,625
Green Tree Financial Corp., Sequential Payer,
  Series 1994-1, Class A4, Callable, 7.20% due
  04/15/19.......................................     3,000,000       3,077,100
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)
Green Tree Financial Corp., Series 1992-1, Class
  A3, Callable, 6.70% due 10/15/17...............  $  1,000,000   $   1,005,770
Green Tree Home Improvement Loan Trust, Series
  1997-E, Class HEA2, Callable, 6.39% due
  01/15/29.......................................     2,000,000       2,002,180
J.P. Morgan Commercial Mortgage Finance Corp.,
  Subordinated Bond, CSTR, Series 1996-C2, Class
  E, Callable, (144A), 8.73% due 11/25/27........       250,000         259,453
Merrill Lynch Mortgage Investors, Inc., Series
  1997-C1, Class F, 7.12% due 06/18/29...........     1,000,000         920,938
Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, CSTR, Series 1995-C2, Class
  E, 8.19% due 06/15/21..........................       241,973         240,801
Morgan Stanley Capital, Inc., Series 1997-RR,
  Class D, Callable, 7.72% due 03/28/10..........       800,000         772,125
Morgan Stanley Capital, Inc., Subordinated Bond,
  Series 1995-GAL1, Class E, Callable, (144A),
  8.25% due 08/15/05.............................       250,000         253,789
Morgan Stanley Capital, Inc., Subordinated Bond,
  Series 1997-HF1, Class F, Callable, (144A),
  6.86% due 02/15/10.............................     1,000,000         911,250
Mortgage Capital Funding, Inc., Series 1997-MC2,
  Class A1, 6.53% due 01/20/07...................       497,348         500,612
Premier Auto Trust, Series 1993-6, Class A2,
  4.65% due 11/02/99.............................       353,845         350,781
The Money Store Home Equity Trust, Series 1997-D,
  Class AF4, Callable, 6.44% due 09/15/24........       800,000         800,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)
World Omni Automobile Lease Securitization Trust,
  Series 1996-A, Class A1, Sequential Payer,
  Callable, 6.30% due 06/25/02...................  $    602,799   $     603,450
World Omni Automobile Lease Securitization Trust,
  Series 1997-A, Class A2, Sequential Payer,
  Callable, 6.75% due 06/25/03...................     1,200,000       1,220,904
                                                                  -------------
                                                                     20,154,549
                                                                  -------------
  TOTAL COLLATERIZED OBLIGATIONS (COST
   $19,979,516)..................................                    20,154,549
                                                                  -------------

CORPORATE OBLIGATIONS (12.3%)
BASIC INDUSTRIES (0.3%)
CHEMICALS (0.2%)
Solutia Inc., Callable, 6.72% due 10/15/37.......       650,000         658,151
                                                                  -------------
FOREST PRODUCTS & PAPER (0.0%)*
Buckeye Cellulose Corp., Callable 12/15/00, 8.50%
  due 12/15/05...................................       200,000         205,500
                                                                  -------------

METALS & MINING (0.1%)
Ryerson Tull, Inc., Callable, 9.13% due
  07/15/06.......................................       200,000         215,500
                                                                  -------------
                                                                      1,079,151
                                                                  -------------
CONSUMER GOODS & SERVICES (0.8%)
AUTOMOTIVE SUPPLIES (0.1%)
Exide Corp., Callable 04/15/00, 10.00% due
  04/15/05.......................................       250,000         265,000
Hayes Lemmerz International Inc., Callable
  07/15/02, (144A), 9.13% due 07/15/07...........       250,000         258,750
                                                                  -------------
                                                                        523,750
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
BROADCASTING & PUBLISHING (0.2%)
Capstar Broadcasting Partners, Callable 07/01/02,
  9.25% due 07/01/07.............................  $    250,000   $     255,625
Fox Kids Worldwide, Inc., Callable 11/01/02,
  (144A), 9.25% due 11/01/07.....................       400,000         387,000
Grupo Televisa SA, (144A), 11.38% due 05/15/03...       200,000         218,500
                                                                  -------------
                                                                        861,125
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (0.3%)
Fox/Liberty Networks LLC, Callable 08/15/02,
  (144A), 8.88% due 08/15/07.....................       250,000         249,375
Jacor Communications Co., Callable 06/15/02,
  (144A), 8.75% due 06/15/07.....................       300,000         305,250
Lamar Advertising Co., Callable 09/15/02, (144A),
  8.63% due 09/15/07.............................       250,000         256,562
Outdoor Systems, Inc., Callable 06/15/02, 8.88%
  due 06/15/07...................................       300,000         313,500
                                                                  -------------
                                                                      1,124,687
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (0.1%)
Cott Corp., Callable 07/01/00, 8.50% due
  05/01/07.......................................       250,000         253,437
                                                                  -------------

RETAIL (0.0%)*
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................       200,000         214,150
                                                                  -------------

TELECOMMUNICATIONS (0.1%)
Rogers Cablesystems Ltd., Callable 12/01/02,
  10.00% due 12/01/07............................       250,000         274,375
                                                                  -------------
                                                                      3,251,524
                                                                  -------------

ENERGY (1.3%)
GAS EXPLORATION (0.2%)
Petroliam Nasional Berhad, (144A), 7.75% due
  08/15/15.......................................       750,000         697,125
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
NATURAL GAS (0.3%)
Columbia Gas System, Inc., 6.61% due 11/28/02....  $    500,000   $     506,620
National Fuel Gas Co., Series D, 6.21% due
  08/12/27.......................................       500,000         502,955
                                                                  -------------
                                                                      1,009,575
                                                                  -------------

OIL PRODUCTION (0.5%)
Ocean Energy, Inc., Series B, Callable 07/15/02,
  8.88% due 07/15/07.............................       250,000         266,875
Petroleos Mexicanos, Medium Term Note, 7.60% due
  06/15/00.......................................     1,300,000       1,293,500
Plains Resources, Inc., Series B, Callable
  03/15/01, 10.25% due 03/15/06..................       250,000         268,750
                                                                  -------------
                                                                      1,829,125
                                                                  -------------

OIL SERVICES (0.3%)
Oil Purchase Co., Sinking Fund, (144A), 7.10% due
  04/30/02.......................................     1,000,000         997,800
                                                                  -------------
                                                                      4,533,625
                                                                  -------------

FINANCE (5.9%)
BANKING (3.6%)
Abbey National First Capital, 8.20% due
  10/15/04.......................................     1,000,000       1,099,630
Canadian Imperial Bank, 6.20% due 08/01/00.......     2,000,000       2,005,980
First Nationwide Holdings, Inc., 10.63% due
  10/01/03.......................................       250,000         279,375
First Union Capital One, 7.94% due 01/15/27......     1,000,000       1,067,260
First Union Corp., 6.55% due 10/15/35............     2,800,000       2,854,096
Korea Development Bank, 6.25% due 05/01/00.......       500,000         426,100
Mercantile Safe Deposit & Trust, 6.16% due
  08/16/99.......................................     1,000,000       1,002,000
Midland Bank PLC, 7.63% due 06/15/06.............       560,000         600,897
NationsBank Corp., 6.50% due 08/15/03............     2,000,000       2,017,240
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
St. George Bank Ltd., (144A), 7.15% due
  06/18/07.......................................  $  2,250,000   $   2,323,867
Swiss Bank Corp. - New York, 7.75% due
  09/01/26.......................................       375,000         418,073
                                                                  -------------
                                                                     14,094,518
                                                                  -------------

FINANCIAL SERVICES (2.3%)
Associates Corp. North America, 5.96% due
  05/15/37.......................................       610,000         614,209
BTM Curacao Holdings NV, 6.41% due 09/29/49......     1,200,000       1,152,000
CANTV Finance Ltd., 9.25% due 02/01/04...........       210,000         210,525
Federal Home Loan Mortgage Corporation, 7.00% due
  03/15/11.......................................     2,750,000       2,785,558
Ford Motor Credit, 8.63% due 01/24/00............     1,140,000       1,189,875
Guangdong International Trust & Investment Corp.,
  (144A), 8.75% due 10/24/16.....................       500,000         508,750
Indah Kiat Finance Co. Mauritius, Callable
  07/01/02, (144A), 10.00% due 07/01/07..........       200,000         163,000
McKesson Finance of Canada, (144A), 6.55% due
  11/01/02.......................................       750,000         752,940
Safeco Capital Trust 1, Callable 07/15/07,
  (144A), 8.07% due 07/15/37.....................       900,000         946,125
Sampoerna Intl., (144A), 8.38% due 06/15/06......       200,000         146,500
Sun World International, Inc., Callable 04/15/01,
  (144A), 11.25% due 04/15/04....................       250,000         267,500
                                                                  -------------
                                                                      8,736,982
                                                                  -------------
                                                                     22,831,500
                                                                  -------------

HEALTHCARE (0.2%)
HEALTH SERVICES (0.2%)
Genesis Health Ventures, Inc., Callable 06/15/00,
  9.75% due 06/15/05.............................       250,000         258,750
Tenet Healthcare Corp., Callable 01/15/02, 8.63%
  due 01/15/07...................................       240,000         247,968

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Tenet Healthcare Corp., Callable 03/01/00, 10.13%
  due 03/01/05...................................  $    260,000   $     283,400
Vencor Inc., Callable 07/15/02, (144A), 8.63% due
  07/15/07.......................................       150,000         150,000
                                                                  -------------
                                                                        940,118
                                                                  -------------
INDUSTRIAL PRODUCTS & SERVICES (0.3%)
DIVERSIFIED MANUFACTURING (0.2%)
Copamex Industrias SA de CV, Callable 04/30/02,
  (144A), 11.38% due 04/30/04....................       120,000         132,000
Grupo Imsa SA de CV, Callable 09/30/02, 8.93% due
  09/30/04.......................................       250,000         250,000
Polymer Group, Inc., Series B, Callable 07/01/02,
  9.00% due 07/01/07.............................       250,000         249,375
                                                                  -------------
                                                                        631,375
                                                                  -------------
ELECTRICAL EQUIPMENT (0.1%)
Axa SA de CV, (144A), 9.00% due 08/04/04.........       300,000         289,500
                                                                  -------------
                                                                        920,875
                                                                  -------------

TECHNOLOGY (0.9%)
ELECTRONICS (0.7%)
Sensormatic Electronics Corp., Callable, (144A),
  7.74% due 03/29/06.............................     3,000,000       2,664,465
                                                                  -------------

TELECOMMUNICATION SERVICES (0.2%)
McLeodUSA, Inc., Callable 07/15/02, (144A), 9.25%
  due 07/15/07...................................       250,000         261,250
Paging Network Inc., Callable 10/15/01, 10.00%
  due 10/15/08...................................       135,000         140,063
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATION SERVICES (CONTINUED)
Qwest Communications International, Inc., Series
  B, Callable 04/01/02, 10.88% due 04/01/07......  $    250,000   $     281,875
Rogers Cantel, Inc., Callable 10/01/02, (144A),
  8.30% due 10/01/07.............................       250,000         248,125
                                                                  -------------
                                                                        931,313
                                                                  -------------
                                                                      3,595,778
                                                                  -------------

TRANSPORTATION (0.2%)
TRANSPORT & SERVICES (0.2%)
Atlantic Express Transportation Corp., Callable
  02/01/01, (144A), 10.75% due 02/01/04..........       250,000         265,000
Teekay Shipping Corp., Sinking Fund, 8.32% due
  02/01/08.......................................       500,000         508,750
                                                                  -------------
                                                                        773,750
                                                                  -------------

UTILITIES (2.4%)
ELECTRIC (1.5%)
Calpine Corp., Callable 07/15/02, (144A), 8.75%
  due 07/15/07...................................       250,000         253,750
Furnas Centrais Eletricas S.A., Callable/Putable
  05/23/02, 9.00% due 05/23/05...................       500,000         465,000
Korea Electric Power Corp., 6.00% due 12/01/26...     1,000,000         802,760
Pacificorp, 6.71% due 01/15/26...................     1,280,000       1,248,333
Southern Co. Capital Trust I, Callable 02/01/07,
  (144A), 8.19% due 02/01/37.....................     1,000,000       1,104,880
Waterford 3 Funding, SLOBS, Sinking Fund, 8.09%
  due 01/02/17...................................     2,000,000       2,080,260
                                                                  -------------
                                                                      5,954,983
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (0.3%)
Pacific Bell, Callable 11/01/07, 7.25% due
  11/01/27.......................................  $  1,000,000   $   1,027,200
Philippine Long Distance Telephone, 10.63% due
  06/02/04.......................................       150,000         155,625
Philippine Long Distance Telephone Company,
  Series EMTM, 7.85% due 03/06/07................       120,000         104,376
                                                                  -------------
                                                                      1,287,201
                                                                  -------------

WATER (0.6%)
Hydro Quebec, 8.88% due 03/01/26.................     1,800,000       2,226,186
                                                                  -------------
                                                                      9,468,370
                                                                  -------------
  TOTAL CORPORATE OBLIGATIONS (COST
   $46,784,427)..................................                    47,394,691
                                                                  -------------
SOVEREIGN BONDS (1.0%)
ARGENTINA (0.2%)
Province of Mendoza, (144A), 10.00% due
  09/04/07.......................................       300,000         284,250
Republic of Argentina Global Bonds, 9.75% due
  09/19/27.......................................       500,000         480,000
                                                                  -------------
                                                                        764,250
                                                                  -------------
BRAZIL (0.2%)
Republic of Brazil C Bonds, Callable 04/15/98,
  Sinking Fund, 8.00% due 04/15/14...............       855,195         669,190
                                                                  -------------

MEXICO (0.4%)
United Mexican States Global Bonds, 7.25% due
  03/16/98.......................................       500,000         499,750
United Mexican States Global Bonds, 11.50% due
  05/15/26.......................................       750,000         887,850
                                                                  -------------
                                                                      1,387,600
                                                                  -------------

POLAND (0.0%)*
Republic of Poland, Bearer, PDI, Callable
  04/27/98, Sinking Fund, 4.00% due 10/27/14**...       250,000         216,250
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

VENEZUELA (0.2%)
Republic of Venezuela Global Bonds, 9.25% due
  09/15/27.......................................  $    750,000   $     673,500
                                                                  -------------
  TOTAL SOVEREIGN BONDS (COST $3,380,581)........                     3,710,790
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.1%)
FEDERAL HOME LOAN MORTGAGE CORP. (0.7%)
8.00% due 11/01/26...............................     2,167,083       2,241,738
8.50% due 09/01/01...............................        13,605          13,958
8.50% due 07/01/02...............................       561,147         575,797
                                                                  -------------
                                                                      2,831,493
                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.0%)
8.00% due 12/01/26...............................     4,032,968       4,172,025
REMIC PAC-1, Series 1994-51, Class PH, 6.50% due
  01/25/23.......................................     7,400,000       7,432,560
                                                                  -------------
                                                                     11,604,585
                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.4%)
7.00% due 05/15/23...............................     5,377,744       5,420,359
7.50% due 07/15/22...............................     1,518,759       1,555,286
8.00% due 06/15/31...............................     2,125,832       2,193,540
9.00% due 05/15/16...............................     2,716,313       2,889,981
12.00% due 07/15/26..............................       995,159       1,133,158
                                                                  -------------
                                                                     13,192,324
                                                                  -------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
   $26,815,346)..................................                    27,628,402
                                                                  -------------

U.S. TREASURY OBLIGATIONS (11.2%)
U.S. TREASURY BONDS (6.1%)
6.50% due 11/15/26(a)............................     5,790,000       6,180,709
8.50% due 02/15/20...............................    11,787,000      15,326,400
11.63% due 11/15/04..............................       335,000         444,692
12.00% due 08/15/13..............................     1,060,000       1,561,910
                                                                  -------------
                                                                     23,513,711
                                                                  -------------

U.S. TREASURY NOTES (5.1%)
5.88% due 02/15/00...............................       800,000         803,008
6.00% due 06/30/99(a)............................     5,744,000       5,773,180

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
U.S. TREASURY NOTES (CONTINUED)
6.63% due 06/30/01(a)............................     8,660,000       8,896,765
7.75% due 11/30/99(a)............................  $  3,600,000   $   3,733,524
7.88% due 11/15/04...............................       545,000         609,239
                                                                  -------------
                                                                     19,815,716
                                                                  -------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST
   $41,040,689)..................................                    43,329,427
                                                                  -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $138,461,392).................................                   142,577,801
                                                                  -------------

SHORT-TERM INVESTMENTS (4.1%)
OTHER INVESTMENT COMPANIES (0.0%)*
Seven Seas Money Market Fund, 5.42%..............         3,420           3,420
                                                                  -------------

REPURCHASE AGREEMENT (4.0%)
Goldman Sachs Repurchase Agreement 6.5% dated
  12/31/97 due 01/02/98, proceeds $15,414,564
  (collateralized by $15,280,000 U.S. Treasury
  Note, 6.125% due 11/15/27, valued at
  $15,717,301)...................................    15,409,000      15,409,000
                                                                  -------------

TIME DEPOSITS (0.0%)*
State Street Bank & Trust Co. London, 3.00% due
  01/02/98.......................................       195,000         195,000
                                                                  -------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

U.S. TREASURY OBLIGATIONS (0.1%)
United States Treasury Bills, 5.09%++ due
  04/09/98(a)....................................  $    370,000   $     364,867
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $15,972,287)..................................                    15,972,287
                                                                  -------------
TOTAL INVESTMENTS (COST $326,580,905) (98.8%)..................
                                                                    382,492,937
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)...................
                                                                      4,782,230
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 387,275,167
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of investments of $326,800,295 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation was $62,947,304, and the aggregate gross unrealized depreciation was $7,254,662, resulting in net unrealized appreciation of $55,692,642.

+ Non-Income Producing Securities

* Less than 0.1%

++ Yield to Maturity

**Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

(a) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. Total market value of collateral is $24,715,441.

144A - Securities restricted for resale to Qualified Institutional Buyers

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

CSTR - Collateral Strip Rate

REMIC - Real Estate Mortgage Investment Conduit

SLOBS - Secured Lease Obligation Bonds

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                PERCENT OF
                                                                                   TOTAL
                                                                                INVESTMENTS
                                                                              ---------------
U.S. Government Agency/Treasury Obligations.................................         18.6%
Financial Services..........................................................         10.8%
Banking.....................................................................          8.4%
Pharmaceuticals.............................................................          4.6%
Food & Beverages............................................................          3.8%
Oil-Production..............................................................          3.6%
Electric....................................................................          3.2%
Diversified Manufacturing...................................................          3.2%
Telephone...................................................................          3.1%
Retail......................................................................          2.8%
Insurance...................................................................          2.6%
Electronics.................................................................          2.0%
Chemicals...................................................................          1.9%
Oil-Services................................................................          1.9%
Entertainment...............................................................          1.8%
Semi-Conductors.............................................................          1.7%
Computer Systems............................................................          1.7%
Health Services.............................................................          1.4%
Computer Software...........................................................          1.2%
Broadcasting & Publishing...................................................          1.2%
Automotive..................................................................          1.1%
Household Products..........................................................          1.1%
Metals & Mining.............................................................          1.0%
Sovereign Bonds.............................................................          1.0%
Aerospace...................................................................          0.7%
Electrical Equipment........................................................          0.7%
Water.......................................................................          0.7%
Forest Products & Paper.....................................................          0.6%
Telecommunications..........................................................          0.6%
Natural Gas.................................................................          0.6%
Personal Care...............................................................          0.6%
Railroads...................................................................          0.6%
Industrial..................................................................          0.5%
Capital Goods...............................................................          0.5%
Restaurants & Hotels........................................................          0.5%
Miscellaneous...............................................................          5.5%
Short Term Investments......................................................          4.2%
                                                                              ---------------
                                                                                    100.0%
                                                                              ---------------
                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $326,580,905)           $382,492,937
Cash                                                      1,642
Foreign Currency at Value (Cost $2,214,154)           2,168,702
Receivable for Investments Sold                       1,608,394
Interest Receivable                                   1,926,024
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    440,313
Dividends Receivable                                    365,170
Foreign Tax Reclaim Receivable                           59,105
Receivable for Expense Reimbursement                     19,628
Deferred Organization Expenses                              514
Prepaid Expenses and Other Assets                         1,717
                                                   ------------
    Total Assets                                    389,084,146
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,238,333
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    241,371
Advisory Fee Payable                                    178,131
Custody Fee Payable                                     115,518
Administrative Services Fee Payable                       9,789
Variation Margin Payable                                  6,739
Administration Fee Payable                                  896
Fund Services Fee Payable                                   434
Accrued Trustees' Fees and Expenses                       1,040
Accrued Expenses                                         16,728
                                                   ------------
    Total Liabilities                                 1,808,979
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $387,275,167
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $32)                                                       $ 4,994,114
Dividend Income (Net of Foreign Withholding Tax
  of $40,000)                                                     1,703,487
                                                                -----------
    Investment Income                                             6,697,601
EXPENSES
Advisory Fee                                       $  956,224
Custodian Fees and Expenses                           206,906
Administrative Services Fee                            52,688
Professional Fees and Expenses                         23,797
Fund Services Fee                                       6,143
Printing Expenses                                       5,844
Administration Fee                                      3,857
Trustees' Fees and Expenses                             2,984
Amortization of Organization Expense                      504
Miscellaneous                                           1,107
                                                   ----------
    Total Expenses                                  1,260,054
Less: Reimbursement of Expenses                      (129,972)
                                                   ----------
NET EXPENSES                                                      1,130,082
                                                                -----------
NET INVESTMENT INCOME                                             5,567,519
NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $91,150 net
    realized loss from futures contracts)           8,067,578
  Foreign Currency Transactions                       (81,529)
                                                   ----------
    Net Realized Gain                                             7,986,049
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments (including $140,614 net unrealized
    appreciation from futures contracts)            6,927,089
  Foreign Currency Contracts and Translations         256,751
                                                   ----------
    Net Change in Unrealized Appreciation                         7,183,840
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $20,737,408
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   DECEMBER 31, 1997     YEAR ENDED
                                                      (UNAUDITED)      JUNE 30, 1997
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      5,567,519    $    9,646,581
Net Realized Gain on Investment and Foreign
  Currency Transactions                                   7,986,049        20,441,920
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations            7,183,840        26,949,621
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         20,737,408        57,038,122
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            78,410,130       132,528,025
Withdrawals                                             (19,510,706)     (127,909,364)
                                                   -----------------   --------------
    Net Increase from Investors' Transactions            58,899,424         4,618,661
                                                   -----------------   --------------
    Total Increase in Net Assets                         79,636,832        61,656,783
NET ASSETS
Beginning of Period                                     307,638,335       245,981,552
                                                   -----------------   --------------
End of Period                                      $    387,275,167    $  307,638,335
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                        FOR THE           FOR THE FISCAL         JULY 8, 1993
                                                   SIX MONTHS ENDED     YEAR ENDED JUNE 30,    (COMMENCEMENT OF
                                                   DECEMBER 31, 1997   ---------------------    OPERATIONS) TO
                                                      (UNAUDITED)       1997     1996   1995    JUNE 30, 1994
                                                   -----------------   -------   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.65%(a)    0.65% 0.65%  0.65%             0.70%(a)
  Net Investment Income                                        3.20%(a)    3.33% 3.35%  3.71%             2.88%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      0.07%(a)    0.15% 0.17%  0.32%             0.48%(a)
Portfolio Turnover                                               31%(b)     100%  144%   136%              115%(b)
Average Broker Commission Rate per share           $         0.0087    $0.0060     --     --                --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Portfolio may invest in international markets. The Portfolio commenced operations on July 8, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At December 31, 1997, the Portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                U.S. DOLLAR   NET UNREALIZED
                                                     COST/       VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                  PROCEEDS     12/31/97     (DEPRECIATION)
-------------------------------------------------  ----------   -----------   --------------
German Mark 211,310 for GBP 71,225, expiring
 01/22/98........................................  $  117,067   $   117,674   $         607
Japanese Yen 251,070,934, expiring 01/22/98......   2,060,000     1,937,293        (122,707)
Netherlands Guilder 2,886,636, expiring
 01/22/98........................................   1,480,000     1,425,906         (54,094)
Swedish Krona 5,139,032, expiring 01/22/98.......     680,000       648,096         (31,904)
Swiss Franc 1,117,160, expiring 01/22/98.........     800,000       767,996         (32,004)

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                U.S. DOLLAR   NET UNREALIZED
                                                     COST/       VALUE AT     APPRECIATION/
SALES CONTRACTS                                     PROCEEDS     12/31/97     (DEPRECIATION)
-------------------------------------------------  ----------   -----------   --------------
Australian Dollar 573,691, expiring 01/22/98.....  $  412,553   $   373,981   $      38,572
British Pound 47,838, expiring 01/22/98..........      77,984        78,628            (644)
French Franc 1,707,030, expiring 01/22/98........     290,099       284,117           5,982
German Mark 2,684,832, expiring 01/22/98.........   1,508,294     1,495,136          13,158
German Mark 358,168 for GBP 122,340, expiring
 01/22/98........................................     201,082       199,457           1,625
Irish Punt 192,944, expiring 01/22/98............     279,566       274,906           4,660
Japanese Yen 585,055,301, expiring 01/22/98......   4,816,741     4,514,356         302,385
New Zealand Dollar 845,714,
 expiring 01/22/98...............................     538,847       490,122          48,725
Singapore Dollar 1,066,629, expiring 01/22/98....     655,625       631,044          24,581
                                                                              --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                             $     198,942
                                                                              --------------
                                                                              --------------

   d) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended December 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of year..............        26    $     1,921,484
Contracts opened -- long positions...............       313         33,547,368
Contracts opened -- short positions..............       103        (11,594,803)
Contracts closed -- long positons................      (222)       (23,539,457)
Contracts closed -- short positions..............       (89)        10,270,402
                                                   ---------   ----------------
Contracts open at end of year....................       131    $    10,604,994
                                                   ---------   ----------------
                                                   ---------   ----------------

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Australian All Ordinary Index, expiring March
 1998............................................             25    $      42,371
DAX Index, expiring March 1998...................              3           33,915
Financial Times-Stock Exchange 100 - Share Index,
 expiring March 1998.............................              5          (10,937)
U.S. Five Year Note, expiring March 1998.........             81           18,455
U.S. Long Bond, expiring March 1998..............              3              352
                                                   --------------   --------------
Totals...........................................            117    $      84,156
                                                   --------------   --------------
                                                   --------------   --------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/
                                                   CONTRACTS SHORT   (DEPRECIATION)
                                                   ---------------   --------------
Topix Index, expiring March 1998.................              14    $      41,589
                                                   ---------------   --------------
                                                   ---------------   --------------

   e) The Portfolio incurred organization expenses in the amount of $5,000. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

   f) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   g) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.55% of the Portfolio's average daily net assets. For the six months ended December 31, 1997, this fee amounted to $956,224.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended December 31, 1997, the fee for these services amounted to $3,857.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended December 31, 1997, the fee for these services amounted to $52,688.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio through October 31, 1998. For the six months ended December 31, 1997, Morgan has agreed to reimburse the Portfolio $129,972 for expenses under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $6,143 for the six months ended December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended December 31, 1997 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $ 60,978,600   $ 57,855,480
Corporate, Collateralized Obligations and Other
Securities.......................................    99,967,529     45,197,909
                                                   ------------   ------------
                                                   $160,946,129   $103,053,389
                                                   ------------   ------------
                                                   ------------   ------------

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

46